Other receivables, net - (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Receivables from sales of short-term investment	$ 6,788,622
Others	682,268	110,846
Total other receivables	7,470,890	110,846
Allowance for doubtful accounts	(11,225)	(11,801)
Total other receivables, net	7,459,665	99,045
Less: other receivables, net - discontinued operations	(97,768)	(99,045)
Total other receivables, net - continuing operations	$ 7,361,897